Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Credit Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,
	2020		2021
	RMB		RMB
Company A	221,614	52%	161,785	54%
Company B	164,518	38%	37,776	12%

Concentration risk of accounts receivable from a related party are presented as below:

	As of December 31,
	2020		2021
	RMB		RMB
Xiaomi	609,094	100%	320,939	100%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,
	2020		2021
	RMB		RMB
Xiaomi	88,038	100%	88,367	100%

Revenue Concentration Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk
	Year ended December 31,
	2019		2020		2021
	RMB		RMB		RMB
Xiaomi	2,112,170	45%	2,889,441	50%	2,295,569	43%